UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         3/31/01
                                               --------------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WAKLEY & ROBERTON, INC.
                  -----------------------
Address:          500 108TH AVENUE N.E.
                  ---------------------
                  SUITE 1770
                  ----------
                  BELLEVUE, WA 98004
                  ------------------


Form 13F File Number:    28-06804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARGE JOHNSON
Title:              OFFICE MANAGER
Phone:              (425) 455-4875

Signature, Place, and Date of Signing:

    /S/ MARGE JOHNSON               BELLEVUE, WA                     5/1/01
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                             0
                                                          -----------

Form 13F Information Table Entry Total:                       59
                                                          -----------

Form 13F Information Table Value Total:                     73,391
                                                          -----------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number                        Name

         ____     28-_____________________                    NONE

         [Repeat as necessary.]



                               INFORMATION TABLE

                             WAKLEY & ROBERTON, INC.
                                March 31, 2001

                                                                  WAKLEY & ROBERTON, INC.
                                                                     MARCH 31, 2001


               ITEM 1                  ITEM 2       ITEM 3        ITEM 4    ITEM 5     ITEM 6     ITEM 7            ITEM 8
           NAME OF ISSUER          TITLE OF CLASS   CUSIP      FAIR MARKET  SHARES OF INVESTMENT  MANAGERS          VOTING
                                                    NUMBER       VALUE     PRINCIPAL  DISCRETION                   AUTHORITY
                                                                (X$1,000)   AMOUNT                        a. Sole  b.Shared c. None
           --------------          --------------   ------      ---------   ------    ---------- -------- -------  -------- -------

MICROSOFT CORP                         Common       59491810     8,642    158,019      Sole        N/A       3,670           154,349
GENERAL ELECTRIC COMPANY               Common       36960410     6,200    148,108      Sole        N/A         600           147,508
INTERNATIONAL BUSINESS MACHINES        Common       45920010     4,913     51,085      Sole        N/A       1,000            50,085
INTEL CORP                             Common       45814010     4,740    180,136      Sole        N/A       4,500           175,636
J P MORGAN CHASE & CO COM              Common      46625H100     3,736     83,200      Sole        N/A       1,050            82,150
EXXON MOBILE CORP                      Common      30231G102     3,633     44,858      Sole        N/A         500            44,358
MERCK & CO., INC.                      Common       58933110     3,280     43,210      Sole        N/A         250            42,960
HEWLETT-PACKARD COMPANY                Common       42823610     2,555     81,705      Sole        N/A       2,200            79,505
CITIGROUP INC COM                      Common      172967101     2,199     48,896      Sole        N/A       2,100            46,796
ORACLE CORPORATION                     Common       68389X10     2,030    135,508      Sole        N/A       2,000           133,508
JOHNSON & JOHNSON                      Common       47816010     1,647     18,825      Sole        N/A         400            18,425
MCDONALD'S CORPORATION                 Common       58013510     1,608     60,576      Sole        N/A       1,400            59,176
ROYAL DUTCH PETROLEUM COMPANY          Common       78025780     1,587     28,625      Sole        N/A         600            28,025
PEPSICO, INC.                          Common       71344810     1,415     32,200      Sole        N/A           0            32,200
WAL-MART STORES                        Common      931142103     1,413     27,990      Sole        N/A         300            27,690
AOL TIME WARNER INC COM                Common      00184A105     1,413     35,190      Sole        N/A       1,800            33,390
BRISTOL MYERS SQUIBB CO.               Common       11012210     1,405     23,650      Sole        N/A         200            23,450
COSTCO WHOLESALE                       Common      22160K105     1,282     32,650      Sole        N/A         400            32,250
AMERICAN INTERNATIONAL GRP             Common       26874107     1,116     13,862      Sole        N/A         200            13,662
CISCO SYSTEMS INC COM                  Common       17275R10       997     63,047      Sole        N/A         800            62,247
ALBERTSON'S, INC.                      Common        1310410       967     30,375      Sole        N/A           0            30,375
AMERICAN HOME PRODUCTS CORP            Common        2660910       943     16,050      Sole        N/A           0            16,050
BP AMOCO PLC SPONSORED ADR             Common        5562210       877     17,682      Sole        N/A           0            17,682
EMC CORP MASS COM                      Common      268648102       851     28,940      Sole        N/A         500            28,440
HOME DEPOT INC COM                     Common      437076102       831     19,275      Sole        N/A           0            19,275
DELL COMPUTER CORP COM                 Common      247025109       817     31,795      Sole        N/A         250            31,545
VERIZON COMMUNICATIONS COM             Common       92343V10       762     15,457      Sole        N/A           0            15,457
STATE ST CORP                          Common       85747710       747      8,000      Sole        N/A           0             8,000
MOTOROLA, INC.                         Common       62007610       718     50,350      Sole        N/A           0            50,350
US BANCORP DEL COM                     Common      902973304       708     30,496      Sole        N/A           0            30,496
TEXAS INSTRS INC COM                   Common      882508104       688     22,200      Sole        N/A           0            22,200
CHEVRON CORPORATION                    Common       16675110       681      7,756      Sole        N/A         100             7,656
PFIZER, INC.                           Common       71708110       597     14,572      Sole        N/A         600            13,972
PROCTER & GAMBLE                       Common       74271810       515      8,220      Sole        N/A           0             8,220
COMPAQ COMPUTER CORP                   Common       20449310       450     24,702      Sole        N/A           0            24,702


TEXACO, INC.                           Common       88169410       418      6,300      Sole        N/A           0             6,300
SUN MICROSYSTEMS INC COM               Common      866810104       402     26,125      Sole        N/A           0            26,125
PHILLIP MORRIS COS  INC                Common      718154107       399      8,400      Sole        N/A           0             8,400
NEXTEL COMMUNICATIONS CL A             Common      65332V103       369     25,700      Sole        N/A           0            25,700
APPLIED MATLS INC COM                  Common      038222105       343      7,875      Sole        N/A           0             7,875
BANKAMERICA CORP.                      Common        6605010       318      5,808      Sole        N/A           0             5,808
AMERICAN EXPRESS                       Common      025816109       316      7,650      Sole        N/A           0             7,650
FORD MOTOR COMPANY                     Common      345370100       310     11,012      Sole        N/A           0            11,012
BOEING COMPANY                         Common        9702310       299      5,374      Sole        N/A           0             5,374
ELI LILLY & COMPANY                    Common       53245710       295      3,850      Sole        N/A           0             3,850
CORNING INC COM                        Common      219350105       295     14,245      Sole        N/A           0            14,245
VODAFONE AIRTOUCH PLC NEW              Common       92857W10       288     10,600      Sole        N/A           0            10,600
    SPONSORED ADR
AMGEN INC                              Common       31162100       268      4,450      Sole        N/A         675             3,775
STARBUCKS CORP.                        Common      855244109       255      6,000      Sole        N/A           0             6,000
NORTEL NETWORKS CORP                   Common      656569100       253     17,975      Sole        N/A           0            17,975
AGILENT TECHNOLOGIES COM               Common      00846U101       252      8,193      Sole        N/A           0             8,193
SCHLUMBERGER, LTD.                     Common       80685710       249      4,325      Sole        N/A           0             4,325
FEDERAL NATIONAL MORTGAGE ASSN         Common      313586109       239      3,000      Sole        N/A           0             3,000
EQUIFAX INC COM                        Common      294429105       225      7,200      Sole        N/A           0             7,200
BURLINGTON NORTHERN SANTA FE           Common      12189T104       223      7,350      Sole        N/A           0             7,350
NOKIA CORP                             Common       65490220       208      8,650      Sole        N/A         700             7,950
CATERPILLAR, INC.                      Common       14912310       204      4,600      Sole        N/A           0             4,600

GRAND TOTAL                                                                73,391



